Supplemental Cash Flow Information - Details of Other in the Consolidated Statement of Cash Flow (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Other In Consolidated Statement Of Cash Flow [abstract]
Non-cash employee benefit charges	$ 44	$ 39	$ 86	$ 78
Net (gains) losses on foreign exchange and derivative financial instruments	(319)	(3)	(411)	3
Net gains on disposals of businesses and investments	1	(8)	1	(8)
Revaluation of Refinitiv warrants (see note 6)	0		0	(9)
Fair value adjustments (see note 5)	(12)	6	(5)	2
Other	1	(1)	5	(3)
Total	$ (285)	$ 33	$ (324)	$ 63